UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06206

        Nuveen Insured Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Quality Municipal Fund, Inc. (NQI)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.6% (1.0% of Total Investments)
$ 1,135	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	1/13 at 100.00	AAA	$1,267,670
	2002B, 5.250%, 1/01/20 (Pre-refunded 1/01/13) – MBIA Insured
7,500	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 –	6/15 at 100.00	AAA	7,686,825
	MBIA Insured

8,635	Total Alabama			8,954,495

	Arizona – 3.4% (2.1% of Total Investments)
3,670	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032-11034, 7.849%,	7/17 at 100.00	Aaa	3,293,898
	7/01/31 – FSA Insured (IF)
9,200	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	Aaa	9,249,956
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
8,755	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	Aaa	6,933,610
	7/01/39 – FGIC Insured

21,625	Total Arizona			19,477,464

	Arkansas – 0.8% (0.5% of Total Investments)
4,250	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aaa	4,461,778
	5.000%, 11/01/24 – MBIA Insured

	California – 32.2% (19.7% of Total Investments)
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
4,045	5.000%, 12/01/24 – MBIA Insured	12/14 at 100.00	AAA	4,242,639
4,000	5.000%, 12/01/26 – MBIA Insured	12/14 at 100.00	AAA	4,164,040
1,275	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aaa	1,378,823
	5.250%, 10/01/23 – MBIA Insured
7,115	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	1/28 at 100.00	AAA	7,903,342
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/33, (Pre-refunded 1/01/28) – AMBAC
	Insured (UB)
13,175	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	13,646,138
	Edison Company, Series 1999A, 5.450%, 9/01/29 – MBIA Insured
13,445	California State, General Obligation Bonds, Series 2002, 5.000%, 4/01/27 – AMBAC Insured	4/12 at 100.00	AAA	13,805,998
7,055	California State, General Obligation Bonds, Series 2002, 5.000%, 4/01/27 (Pre-refunded	4/12 at 100.00	Aaa	7,738,277
	4/01/12) – AMBAC Insured
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	AAA	5,025
3,745	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded	4/14 at 100.00	AAA	4,210,766
	4/01/14) – AMBAC Insured
8,000	California, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – MBIA Insured	10/12 at 100.00	AAA	8,023,520
2,340	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos	11/17 at 102.00	AAA	2,410,130
	Redevelopment Projects, Series 2002A, 5.000%, 11/01/24 – AMBAC Insured
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	Aaa	2,092,500
	2001A, 0.000%, 8/01/25 – FGIC Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 1999:
22,985	0.000%, 1/15/24 – MBIA Insured	1/10 at 44.52	AAA	9,481,313
22,000	0.000%, 1/15/31 – MBIA Insured	1/10 at 29.11	AAA	5,899,520
50,000	0.000%, 1/15/37 – MBIA Insured	1/10 at 20.19	AAA	9,298,000
5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	AAA	5,079,350
	5.125%, 3/01/32 – AMBAC Insured
8,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	Aaa	8,443,050
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
3,795	Kern Community College District, California, General Obligation Bonds, Series 2005, 5.000%,	11/15 at 100.00	AAA	4,148,352
	11/01/20 – FSA Insured
5,795	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	2,509,061
	11/01/25 – FSA Insured
5,368	Moreno Valley Public Finance Authority, California, GNMA Collateralized Assisted Living	1/12 at 105.00	Aaa	5,753,583
	Housing Revenue Bonds, CDC Assisted Living Project, Series 2000A, 7.500%, 1/20/42
5,425	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	2/08 at 100.00	AAA	6,199,582
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – MBIA Insured (ETM)
3,615	Pasadena Unified School District, Los Angeles County, California, General Obligation Bonds,	5/13 at 100.00	AAA	4,037,124
	Series 2003D, 5.000%, 5/01/24 (Pre-refunded 5/01/13) – MBIA Insured
2,590	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/14 at 100.00	AAA	2,629,135
	Projects, Series 2004, 5.000%, 10/01/25 – XLCA Insured
2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AAA	2,109,960
	Project, Series 2004A, 5.000%, 9/01/21 – XLCA Insured
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2001, Issue 27A:
7,200	5.125%, 5/01/21 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AAA	7,375,464
12,690	5.250%, 5/01/31 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AAA	12,809,540
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds,
	Series 2005A:
2,000	5.000%, 7/01/21 – MBIA Insured	7/15 at 100.00	AAA	2,140,980
3,655	5.000%, 7/01/22 – MBIA Insured	7/15 at 100.00	AAA	3,889,870
3,840	5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AAA	4,070,323
8,965	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AAA	8,023,854
	Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured (UB)
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	Aaa	1,647,730
	2006, 0.000%, 8/01/23 – FGIC Insured
1,000	Sierra Joint Community College District, Tahoe Truckee, California, General Obligation Bonds,	8/14 at 100.00	Aaa	1,039,900
	School Facilities Improvement District 1, Series 2005A, 5.000%, 8/01/27 – FGIC Insured
1,575	Sierra Joint Community College District, Western Nevada, California, General Obligation Bonds,	8/14 at 100.00	Aaa	1,636,031
	School Facilities Improvement District 2, Series 2005A, 5.000%, 8/01/27 – FGIC Insured
3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AAA	3,744,864
	5.000%, 8/01/28 – MBIA Insured

254,298	Total California			181,587,784

	Colorado – 3.3% (2.0% of Total Investments)
2,015	Board of Trustees of the University of Northern Colorado, Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AAA	2,160,664
	6/01/22 – FSA Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	AAA	5,512,484
1,100	4.481%, 11/15/24 – FGIC Insured (IF)	11/16 at 100.00	AAA	1,171,731
1,445	4.481%, 11/15/25 – FGIC Insured (IF)	11/16 at 100.00	AAA	1,539,228
9,780	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	2,427,200
	9/01/32 – MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AAA	3,364,800
	MBIA Insured
1,250	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	1,317,875
	12/15/24 – FSA Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aaa	1,016,810
	FGIC Insured

31,955	Total Colorado			18,510,792

	District of Columbia – 2.2% (1.3% of Total Investments)
8,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 101.00	AAA	8,234,960
	Revenue Bonds, Series 1998, 5.000%, 10/01/21 (Pre-refunded 10/01/08) – AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	1,093,458
	Revenue Bonds, Series 2007, Residuals 1606, 7.094%, 10/01/30 – AMBAC Insured (IF)
3,920	Washington DC Convention Center Authority, Dedicated Tax Revenue Bonds, Residual Series 1730,	10/16 at 100.00	AAA	3,020,438
	1731, 1736, 7.091%, 10/01/36 – AMBAC Insured (IF)

13,255	Total District of Columbia			12,348,856

	Florida – 7.7% (4.7% of Total Investments)
3,450	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24 –	10/14 at 100.00	AAA	3,567,266
	MBIA Insured
3,250	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	3,440,970
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured
20,000	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/25 – FSA Insured	10/10 at 101.00	AAA	20,995,999
	(Alternative Minimum Tax)
4,115	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/11 at 100.00	AAA	4,195,613
	Monterey Pointe Apartments, Series 2001-2A, 5.850%, 7/01/37 – FSA Insured (Alternative
	Minimum Tax)
7,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	Aaa	7,086,380
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
3,780	Palm Beach County School Board, Florida, Certificates of Participation, Series 2003A, 5.000%,	8/13 at 100.00	AAA	4,001,886
	8/01/16 – AMBAC Insured

41,595	Total Florida			43,288,114

	Georgia – 0.1% (0.1% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AAA	1,058,890
	FSA Insured

	Hawaii – 3.3% (2.0% of Total Investments)
1,620	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/21 – FSA Insured	7/13 at 100.00	AAA	1,749,308
	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B:
8,785	6.625%, 7/01/18 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	Aaa	9,341,530
7,000	6.000%, 7/01/19 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	Aaa	7,343,980

17,405	Total Hawaii			18,434,818

	Illinois – 15.8% (9.6% of Total Investments)
9,500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International	1/10 at 101.00	AAA	9,994,000
	Airport, Series 1999, 5.500%, 1/01/15 – AMBAC Insured (Alternative Minimum Tax)
2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	2,983,215
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
25,000	Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System, Series 2000, 5.875%,	2/10 at 101.00	AAA	26,360,749
	2/15/30 – AMBAC Insured (ETM)
13,275	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 5.250%, 5/01/26 –	5/11 at 100.00	AAA	13,907,156
	FSA Insured
15,785	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/27 –	4/12 at 100.00	AAA	16,708,423
	FSA Insured
18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	8,125,560
	Project, Series 2002A, 0.000%, 12/15/24 – MBIA Insured
10,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series	8/11 at 100.00	AAA	10,934,600
	2001B, 5.250%, 8/15/21 (Pre-refunded 8/15/11) – AMBAC Insured

94,435	Total Illinois			89,013,703

	Indiana – 2.3% (1.4% of Total Investments)
3,730	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AAA	3,768,606
	MBIA Insured
7,790	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1990A, 7.250%,	No Opt. Call	AAA	9,269,165
	6/01/15 – AMBAC Insured

11,520	Total Indiana			13,037,771

	Kansas – 0.6% (0.3% of Total Investments)
3,000	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/21 –	10/13 at 100.00	Aaa	3,203,100
	FGIC Insured

	Kentucky – 6.0% (3.6% of Total Investments)
3,015	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005,	5/15 at 100.00	AAA	3,146,032
	5.000%, 5/01/25 – MBIA Insured
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
	Healthcare Inc., Series 2000C:
2,530	6.150%, 10/01/27 – MBIA Insured	10/13 at 101.00	AAA	2,822,063
12,060	6.150%, 10/01/28 – MBIA Insured	10/13 at 101.00	AAA	13,452,206
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
	Healthcare Inc., Series 2000C:
3,815	6.150%, 10/01/27 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 101.00	Aaa	4,515,014
6,125	6.150%, 10/01/28 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 101.00	Aaa	7,248,876
2,230	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005,	8/15 at 100.00	AAA	2,523,245
	5.000%, 8/01/23 (Pre-refunded 8/01/15) – FSA Insured

29,775	Total Kentucky			33,707,436

	Louisiana – 4.0% (2.5% of Total Investments)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
11,325	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	11,335,759
8.940	4.500%, 5/01//41– FGIC Insured (UB)	5/16 at 100.00	AAA	8,307,227
10	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 6.542%, 5/01/41 –	5/16 at 100.00	AAA	7,877
	FGIC Insured (IF)
5	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-3, 6.541%, 5/01/41 –	5/16 at 100.00	AAA	3,938
	FGIC Insured (IF)
3,225	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	6/08 at 102.00	AAA	3,290,887
	5.950%, 11/01/15 – FSA Insured

23,505	Total Louisiana			22,945,688

	Maine – 1.5% (0.9% of Total Investments)
555	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	AAA	577,788
	7/01/29 – MBIA Insured
7,445	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	Aaa	7,923,043
	7/01/29 (Pre-refunded 7/01/09) – MBIA Insured

8,000	Total Maine			8,500,831

	Maryland – 1.8% (1.1% of Total Investments)
2,100	Maryland Health and Higher Educational Facilities Authority, Rvenue Bonds, Western Maryland	7/16 at 100.00	AAA	2,025,366
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured (UB)
7,535	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	AAA	7,894,420
	International Airport Passenger Facility, Series 2002B, 5.500%, 3/01/18 – AMBAC Insured
	(Alternative Minimum Tax)

9,635	Total Maryland			9,919,786

	Massachusetts – 2.8% (1.7% of Total Investments)
5,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	5,489,900
	2002A, 5.000%, 7/01/27 (Pre-refunded 7/01/12) – FGIC Insured
1,680	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%,	5/16 at 100.00	AAA	1,726,166
	5/01/36 – AMBAC Insured
1,100	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%,	8/17 at 100.00	AAA	1,189,265
	8/01/26 – MBIA Insured
1,155	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	AAA	1,072,602
	7039, 8.712%, 8/01/46 – FSA Insured (IF)
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
1,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	Aaa	1,408,988
1,000	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	Aaa	1,127,190
1,195	5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	Aaa	1,346,992
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	Aaa	2,254,380

14,380	Total Massachusetts			15,615,483

	Michigan – 0.9% (0.5% of Total Investments)
4,750	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	4,856,875
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – MBIA Insured (Alternative
	Minimum Tax)

	Minnesota – 0.0% (0.0% of Total Investments)
12	St. Louis Park, Minnesota, GNMA Mortgage-Backed Securities Program Single Family Residential	4/08 at 100.00	Aaa	12,242
	Mortgage Revenue Bonds, Series 1991A, 7.250%, 4/20/23

	Mississippi – 1.2% (0.7% of Total Investments)
2,715	Harrison County Wastewater Management District, Mississippi, Revenue Refunding Bonds,	No Opt. Call	Aaa	3,430,593
	Wastewater Treatment Facilities, Series 1991B, 7.750%, 2/01/14 – FGIC Insured (ETM)
2,545	Harrison County Wastewater Management District, Mississippi, Wastewater Treatment Facilities	No Opt. Call	Aaa	3,220,876
	Revenue Refunding Bonds, Series 1991A, 8.500%, 2/01/13 – FGIC Insured (ETM)

5,260	Total Mississippi			6,651,469

	Nebraska – 0.6% (0.4% of Total Investments)
4,335	Lincoln Electric System, Nebraska, Electric System Revenue Bonds, Series 2007A, Residuals	9/17 at 100.00	AA	3,662,511
	07-1007-9, 4.993%, 9/01/37 – FGIC Insured (IF)

	Nevada – 6.4% (3.9% of Total Investments)
33,700	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	29,537,374
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
5,720	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	AAA	6,295,260
	Corridor Project, Series 2002, 5.125%, 6/01/32 (Pre-refunded 6/01/12) – AMBAC Insured

39,420	Total Nevada			35,832,634

	New Jersey – 1.1% (0.7% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,700	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	1,779,645
1,700	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	1,772,828
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	Aaa	2,672,675

5,900	Total New Jersey			6,225,148

	New Mexico – 1.2% (0.7% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,420	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AAA	1,485,732
3,290	5.000%, 6/01/23 – AMBAC Insured	6/14 at 100.00	AAA	3,446,966
1,530	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/23 – AMBAC Insured	4/14 at 100.00	AAA	1,601,298

6,240	Total New Mexico			6,533,996

	New York – 15.7% (9.6% of Total Investments)
11,760	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court	5/10 at 101.00	AAA	12,780,415
	Facilities, Series 1999, 5.750%, 5/15/30 (Pre-refunded 5/15/10) – AMBAC Insured
380	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	397,765
	Improvements, Series 2005A, 5.000%, 2/15/24 – AMBAC Insured
15,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	16,440,900
	Program, Series 2002D, 5.500%, 10/01/17 – MBIA Insured
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	3,886,524
	2/15/47 – MBIA Insured (UB)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	Aaa	5,104,200
	5.000%, 12/01/25 – FGIC Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AAA	3,047,187
	5/01/33 – MBIA Insured (UB)
8,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	Aaa	8,222,160
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
6,940	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds,	11/15 at 100.00	AAA	7,062,699
	Series 2005, 5.000%, 11/15/44 – AMBAC Insured (UB)
10,150	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/08 at 100.00	AAA	10,207,855
	Series 1996A, 6.125%, 11/01/20 – FSA Insured
4,200	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.550%,	10/09 at 100.00	AAA	4,264,512
	10/01/19 – MBIA Insured (Alternative Minimum Tax)
6,595	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2005A,	3/15 at 100.00	AAA	6,964,386
	5.000%, 3/15/25 – FSA Insured
	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B:
2,460	5.000%, 3/15/24 – FSA Insured	3/15 at 100.00	AAA	2,610,257
2,465	5.000%, 3/15/25 – FSA Insured	3/15 at 100.00	AAA	2,603,065
5,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/13 at 100.00	Aaa	5,100,300
	Bonds, Series 2003A, 5.000%, 11/15/32 – FGIC Insured

85,320	Total New York			88,692,225

	Ohio – 4.7% (2.9% of Total Investments)
1,585	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	Aaa	1,784,805
	5.250%, 12/01/23 – FGIC Insured
7,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/19 –	6/14 at 100.00	Aaa	7,607,250
	FGIC Insured
9,200	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	Aaa	8,659,592
	AMBAC Insured (UB)
5,000	Lorain County, Ohio, Health Facilities Revenue Bonds, Catholic Healthcare Partners, Series	9/09 at 102.00	AAA	5,228,200
	1999A, 5.500%, 9/01/29 – AMBAC Insured
3,065	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	3,247,000
	5.000%, 12/01/24 – FSA Insured

25,850	Total Ohio			26,526,847

	Oklahoma – 0.4% (0.3% of Total Investments)
2,250	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AAA	2,362,883
	7/01/24 – AMBAC Insured

	Pennsylvania – 2.8% (1.7% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AAA	3,176,070
	5.000%, 12/01/23 – MBIA Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
3,260	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AAA	3,457,980
1,600	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AAA	1,688,944
5,400	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philidelphia,	12/16 at 100.00	AAA	5,387,850
	Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	Aaa	2,084,720
	5.000%, 12/01/23 – FGIC Insured

15,260	Total Pennsylvania			15,795,564

	Puerto Rico – 2.1% (1.3% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	Aaa	2,589,950
	FGIC Insured
25,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aaa	3,929,500
	8/01/42 – FGIC Insured
5,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	Aaa	5,537,000
	5.500%, 7/01/16 – FGIC Insured

32,500	Total Puerto Rico			12,056,450

	South Carolina – 1.0% (0.6% of Total Investments)
3,000	Charleston County School District, South Carolina, General Obligation Bonds, Series 2004A,	2/14 at 100.00	AAA	3,180,300
	5.000%, 2/01/22 – AMBAC Insured
3,335	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, Lehman Municipal	10/16 at 100.00	Aaa	2,433,449
	Trust Receipts K35W, 5.194%, 10/01/34 – XLCA Insured (IF)

6,335	Total South Carolina			5,613,749

	Tennessee – 1.1% (0.7% of Total Investments)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2002A:
7,500	0.000%, 1/01/24 – FSA Insured	1/13 at 52.75	AAA	3,136,275
5,000	0.000%, 1/01/25 – FSA Insured	1/13 at 49.71	AAA	1,964,800
2,750	0.000%, 1/01/26 – FSA Insured	1/13 at 46.78	AAA	1,013,018

15,250	Total Tennessee			6,114,093

	Texas – 19.1% (11.7% of Total Investments)
8,000	Abilene Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and	3/08 at 100.00	AAA	8,013,680
	Improvement Bonds, Hendrick Medical Center Project, Series 1995C, 6.150%, 9/01/25 –
	MBIA Insured
1,595	Austin, Texas, Combined Utility System Revenue Refunding Bonds, Series 1997, 5.125%,	5/08 at 100.00	AAA	1,597,664
	11/15/20 – FSA Insured
3,135	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004, 5.250%, 7/15/20 – FSA Insured	7/14 at 100.00	AAA	3,455,209
3,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	Aaa	3,189,000
	Series 2001A, 5.750%, 11/01/13 – FGIC Insured (Alternative Minimum Tax)
3,735	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	2/13 at 100.00	AAA	4,158,624
	Series 2003, 5.125%, 2/15/31 (Pre-refunded 2/15/13) – FSA Insured
1,035	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	AAA	1,083,924
	2/15/10 – AMBAC Insured
285	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	AAA	294,667
	2/15/10 – AMBAC Insured (ETM)
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	Aaa	5,240,750
	5/15/24 – FGIC Insured
4,500	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001A, 5.000%, 3/01/22 -	3/11 at 100.00	AAA	4,684,860
	FSA Insured
17,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	20,488,569
	5.750%, 12/01/32 – FSA Insured (ETM)
4,685	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.500%, 7/01/19 –	7/10 at 100.00	AAA	4,810,933
	FSA Insured (Alternative Minimum Tax)
19,200	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage	8/11 at 100.00	AAA	19,926,912
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.400%, 8/15/31 –
	AMBAC Insured
6,000	Laredo Community College District, Texas, Limited Tax General Obligation Bonds, Series 2001,	8/10 at 100.00	AAA	6,442,440
	5.375%, 8/01/31 (Pre-refunded 8/01/10) – AMBAC Insured
2,000	Laredo Independent School District Public Facilities Corporation, Texas, Lease Revenue Bonds,	8/11 at 100.00	AAA	2,049,940
	Series 2004A, 5.000%, 8/01/24 – AMBAC Insured
22,045	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Children’s	8/12 at 101.00	AAA	22,377,438
	Medical Center of Dallas, Series 2002, 5.250%, 8/15/32 – AMBAC Insured

101,215	Total Texas			107,814,610

	Washington – 13.0% (7.9% of Total Investments)
10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue	7/11 at 101.00	AAA	11,241,499
	Refunding Bonds, Series 2001C, 5.650%, 7/01/32 – MBIA Insured (Alternative Minimum Tax)
15,025	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	11/11 at 105.00	AAA	16,434,045
	Assistance Revenue Bonds, Park Place Project, Series 2000A, 7.000%, 5/20/42
4,570	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	9/11 at 102.00	AAA	4,844,840
	Assistance Revenue Bonds, RHF/Esperanza Apartments Project, Series 2000A, 6.125%, 3/20/42
	(Alternative Minimum Tax)
5,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.250%, 12/01/21 –	12/10 at 100.00	AAA	5,287,150
	FSA Insured
11,750	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series	7/08 at 102.00	AAA	12,095,215
	1998A, 5.125%, 7/01/17 – MBIA Insured
2,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series	12/09 at 101.00	AAA	2,668,375
	1999, 5.375%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AAA	7,943,213
	6/01/28 – MBIA Insured (UB)
10,000	Washington State, General Obligation Bonds, Series R-2003A, 5.000%, 1/01/19 – MBIA Insured	1/12 at 100.00	AAA	10,591,200
2,250	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AAA	2,325,353
	1999, 5.250%, 7/01/14 – MBIA Insured

83,335	Total Washington			73,430,890

	West Virginia – 2.5% (1.5% of Total Investments)
12,845	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Infrastructure and	10/10 at 100.00	AAA	13,889,684
	Jobs Development Council Program, Series 2000A, 5.500%, 10/01/39 (Pre-refunded 10/01/10) –
	FSA Insured

	Wisconsin – 0.7% (0.4% of Total Investments)
1,635	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 (Pre-refunded	11/14 at 100.00	Aaa	1,843,520
	11/01/14) – FSA Insured
545	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 – FSA Insured	11/14 at 100.00	Aaa	569,220
1,675	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AAA	1,683,693
	5.000%, 7/01/30 – AMBAC Insured

3,855	Total Wisconsin			4,096,433

$ 1,038,200	Total Investments (cost $894,466,047) – 163.9%			924,235,092

	Floating Rate Obligations – (9.6)%			(54,255,000)

	Other Assets Less Liabilities – 2.1%			11,819,035

	Preferred Shares, at Liquidation Value – (56.4)% (4)			(318,000,000)

	Net Assets Applicable to Common Shares – 100%			$563,799,127

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance,
Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at
least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and
FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.4)%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $839,620,881.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$40,061,196
Depreciation	(9,735,780)

Net unrealized appreciation (depreciation) of investments	$30,325,416

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.